Shareholder Report, Holdings (Details)	May 31, 2024
C000088941 [Member] | Other Quality [Member]
Holdings [Line Items]
Percent of Total Long Exposure	109.20%
Percent of Total Short Exposure	(117.20%)
Percent of Net Short Exposure	(8.00%)
C000088941 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Long Exposure	40.00%
Percent of Total Short Exposure	(27.20%)
Percent of Net Long Exposure	12.80%
C000088941 [Member] | Cash And Cash Equivalents Quality [Member]
Holdings [Line Items]
Percent of Total Long Exposure	7.50%
Percent of Total Short Exposure	(3.90%)
Percent of Net Long Exposure	3.60%
C000088941 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Long Exposure	109.20%
Percent of Total Short Exposure	(117.20%)
Percent of Net Short Exposure	(8.00%)
C000088941 [Member] | Residential Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.90%
C000088941 [Member] | Mortgage-Backed Securities, Other [Member]
Holdings [Line Items]
Percent of Total Long Exposure	10.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	10.50%
C000088941 [Member] | Emerging Markets Bonds [Member]
Holdings [Line Items]
Percent of Total Long Exposure	19.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	19.70%
C000088941 [Member] | Collateralized Debt Obligations [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.40%
C000088941 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.00%
C000088941 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Long Exposure	10.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	10.50%
C000088941 [Member] | High Yield Corporates [Member]
Holdings [Line Items]
Percent of Total Long Exposure	6.50%
Percent of Total Short Exposure	(3.10%)
Percent of Net Long Exposure	3.40%
C000088941 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.60%
C000088941 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Long Exposure	7.50%
Percent of Total Short Exposure	(3.90%)
Percent of Net Long Exposure	3.60%
C000088941 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.30%
C000088941 [Member] | Investment Grade Corporates [Member]
Holdings [Line Items]
Percent of Total Long Exposure	21.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	21.40%
C000088941 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	28.70%
Percent of Total Short Exposure	(10.00%)
Percent of Net Long Exposure	18.70%
C000088941 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	131.60%
Percent of Total Short Exposure	(27.20%)
Percent of Net Long Exposure	104.40%
C000088941 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.20%
C000088941 [Member] | Non U S Government Bonds [Member]
Holdings [Line Items]
Percent of Total Long Exposure	36.70%
Percent of Total Short Exposure	(14.20%)
Percent of Net Long Exposure	22.50%
C000088942 [Member] | Other Quality [Member]
Holdings [Line Items]
Percent of Total Long Exposure	109.20%
Percent of Total Short Exposure	(117.20%)
Percent of Net Short Exposure	(8.00%)
C000088942 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Long Exposure	40.00%
Percent of Total Short Exposure	(27.20%)
Percent of Net Long Exposure	12.80%
C000088942 [Member] | Cash And Cash Equivalents Quality [Member]
Holdings [Line Items]
Percent of Total Long Exposure	7.50%
Percent of Total Short Exposure	(3.90%)
Percent of Net Long Exposure	3.60%
C000088942 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Long Exposure	109.20%
Percent of Total Short Exposure	(117.20%)
Percent of Net Short Exposure	(8.00%)
C000088942 [Member] | Residential Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.90%
C000088942 [Member] | Mortgage-Backed Securities, Other [Member]
Holdings [Line Items]
Percent of Total Long Exposure	10.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	10.50%
C000088942 [Member] | Emerging Markets Bonds [Member]
Holdings [Line Items]
Percent of Total Long Exposure	19.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	19.70%
C000088942 [Member] | Collateralized Debt Obligations [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.40%
C000088942 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.00%
C000088942 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Long Exposure	10.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	10.50%
C000088942 [Member] | High Yield Corporates [Member]
Holdings [Line Items]
Percent of Total Long Exposure	6.50%
Percent of Total Short Exposure	(3.10%)
Percent of Net Long Exposure	3.40%
C000088942 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.60%
C000088942 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Long Exposure	7.50%
Percent of Total Short Exposure	(3.90%)
Percent of Net Long Exposure	3.60%
C000088942 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.30%
C000088942 [Member] | Investment Grade Corporates [Member]
Holdings [Line Items]
Percent of Total Long Exposure	21.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	21.40%
C000088942 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	28.70%
Percent of Total Short Exposure	(10.00%)
Percent of Net Long Exposure	18.70%
C000088942 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	131.60%
Percent of Total Short Exposure	(27.20%)
Percent of Net Long Exposure	104.40%
C000088942 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.20%
C000088942 [Member] | Non U S Government Bonds [Member]
Holdings [Line Items]
Percent of Total Long Exposure	36.70%
Percent of Total Short Exposure	(14.20%)
Percent of Net Long Exposure	22.50%
C000088935 [Member] | Other Quality [Member]
Holdings [Line Items]
Percent of Total Long Exposure	109.20%
Percent of Total Short Exposure	(117.20%)
Percent of Net Short Exposure	(8.00%)
C000088935 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Long Exposure	40.00%
Percent of Total Short Exposure	(27.20%)
Percent of Net Long Exposure	12.80%
C000088935 [Member] | Cash And Cash Equivalents Quality [Member]
Holdings [Line Items]
Percent of Total Long Exposure	7.50%
Percent of Total Short Exposure	(3.90%)
Percent of Net Long Exposure	3.60%
C000088935 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Long Exposure	109.20%
Percent of Total Short Exposure	(117.20%)
Percent of Net Short Exposure	(8.00%)
C000088935 [Member] | Residential Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.90%
C000088935 [Member] | Mortgage-Backed Securities, Other [Member]
Holdings [Line Items]
Percent of Total Long Exposure	10.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	10.50%
C000088935 [Member] | Emerging Markets Bonds [Member]
Holdings [Line Items]
Percent of Total Long Exposure	19.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	19.70%
C000088935 [Member] | Collateralized Debt Obligations [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.40%
C000088935 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.00%
C000088935 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Long Exposure	10.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	10.50%
C000088935 [Member] | High Yield Corporates [Member]
Holdings [Line Items]
Percent of Total Long Exposure	6.50%
Percent of Total Short Exposure	(3.10%)
Percent of Net Long Exposure	3.40%
C000088935 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.60%
C000088935 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Long Exposure	7.50%
Percent of Total Short Exposure	(3.90%)
Percent of Net Long Exposure	3.60%
C000088935 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.30%
C000088935 [Member] | Investment Grade Corporates [Member]
Holdings [Line Items]
Percent of Total Long Exposure	21.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	21.40%
C000088935 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	28.70%
Percent of Total Short Exposure	(10.00%)
Percent of Net Long Exposure	18.70%
C000088935 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	131.60%
Percent of Total Short Exposure	(27.20%)
Percent of Net Long Exposure	104.40%
C000088935 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.20%
C000088935 [Member] | Non U S Government Bonds [Member]
Holdings [Line Items]
Percent of Total Long Exposure	36.70%
Percent of Total Short Exposure	(14.20%)
Percent of Net Long Exposure	22.50%
C000088937 [Member] | Other Quality [Member]
Holdings [Line Items]
Percent of Total Long Exposure	109.20%
Percent of Total Short Exposure	(117.20%)
Percent of Net Short Exposure	(8.00%)
C000088937 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Long Exposure	40.00%
Percent of Total Short Exposure	(27.20%)
Percent of Net Long Exposure	12.80%
C000088937 [Member] | Cash And Cash Equivalents Quality [Member]
Holdings [Line Items]
Percent of Total Long Exposure	7.50%
Percent of Total Short Exposure	(3.90%)
Percent of Net Long Exposure	3.60%
C000088937 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Long Exposure	109.20%
Percent of Total Short Exposure	(117.20%)
Percent of Net Short Exposure	(8.00%)
C000088937 [Member] | Residential Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.90%
C000088937 [Member] | Mortgage-Backed Securities, Other [Member]
Holdings [Line Items]
Percent of Total Long Exposure	10.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	10.50%
C000088937 [Member] | Emerging Markets Bonds [Member]
Holdings [Line Items]
Percent of Total Long Exposure	19.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	19.70%
C000088937 [Member] | Collateralized Debt Obligations [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.40%
C000088937 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.00%
C000088937 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Long Exposure	10.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	10.50%
C000088937 [Member] | High Yield Corporates [Member]
Holdings [Line Items]
Percent of Total Long Exposure	6.50%
Percent of Total Short Exposure	(3.10%)
Percent of Net Long Exposure	3.40%
C000088937 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.60%
C000088937 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Long Exposure	7.50%
Percent of Total Short Exposure	(3.90%)
Percent of Net Long Exposure	3.60%
C000088937 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.30%
C000088937 [Member] | Investment Grade Corporates [Member]
Holdings [Line Items]
Percent of Total Long Exposure	21.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	21.40%
C000088937 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	28.70%
Percent of Total Short Exposure	(10.00%)
Percent of Net Long Exposure	18.70%
C000088937 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	131.60%
Percent of Total Short Exposure	(27.20%)
Percent of Net Long Exposure	104.40%
C000088937 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.20%
C000088937 [Member] | Non U S Government Bonds [Member]
Holdings [Line Items]
Percent of Total Long Exposure	36.70%
Percent of Total Short Exposure	(14.20%)
Percent of Net Long Exposure	22.50%
C000088936 [Member] | Other Quality [Member]
Holdings [Line Items]
Percent of Total Long Exposure	109.20%
Percent of Total Short Exposure	(117.20%)
Percent of Net Short Exposure	(8.00%)
C000088936 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Long Exposure	40.00%
Percent of Total Short Exposure	(27.20%)
Percent of Net Long Exposure	12.80%
C000088936 [Member] | Cash And Cash Equivalents Quality [Member]
Holdings [Line Items]
Percent of Total Long Exposure	7.50%
Percent of Total Short Exposure	(3.90%)
Percent of Net Long Exposure	3.60%
C000088936 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Long Exposure	109.20%
Percent of Total Short Exposure	(117.20%)
Percent of Net Short Exposure	(8.00%)
C000088936 [Member] | Residential Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.90%
C000088936 [Member] | Mortgage-Backed Securities, Other [Member]
Holdings [Line Items]
Percent of Total Long Exposure	10.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	10.50%
C000088936 [Member] | Emerging Markets Bonds [Member]
Holdings [Line Items]
Percent of Total Long Exposure	19.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	19.70%
C000088936 [Member] | Collateralized Debt Obligations [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.40%
C000088936 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.00%
C000088936 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Long Exposure	10.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	10.50%
C000088936 [Member] | High Yield Corporates [Member]
Holdings [Line Items]
Percent of Total Long Exposure	6.50%
Percent of Total Short Exposure	(3.10%)
Percent of Net Long Exposure	3.40%
C000088936 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.60%
C000088936 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Long Exposure	7.50%
Percent of Total Short Exposure	(3.90%)
Percent of Net Long Exposure	3.60%
C000088936 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.30%
C000088936 [Member] | Investment Grade Corporates [Member]
Holdings [Line Items]
Percent of Total Long Exposure	21.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	21.40%
C000088936 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	28.70%
Percent of Total Short Exposure	(10.00%)
Percent of Net Long Exposure	18.70%
C000088936 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	131.60%
Percent of Total Short Exposure	(27.20%)
Percent of Net Long Exposure	104.40%
C000088936 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.20%
C000088936 [Member] | Non U S Government Bonds [Member]
Holdings [Line Items]
Percent of Total Long Exposure	36.70%
Percent of Total Short Exposure	(14.20%)
Percent of Net Long Exposure	22.50%
C000088939 [Member] | Other Quality [Member]
Holdings [Line Items]
Percent of Total Long Exposure	109.20%
Percent of Total Short Exposure	(117.20%)
Percent of Net Short Exposure	(8.00%)
C000088939 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Long Exposure	40.00%
Percent of Total Short Exposure	(27.20%)
Percent of Net Long Exposure	12.80%
C000088939 [Member] | Cash And Cash Equivalents Quality [Member]
Holdings [Line Items]
Percent of Total Long Exposure	7.50%
Percent of Total Short Exposure	(3.90%)
Percent of Net Long Exposure	3.60%
C000088939 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Long Exposure	109.20%
Percent of Total Short Exposure	(1172000.00%)
Percent of Net Short Exposure	(8.00%)
C000088939 [Member] | Residential Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.90%
C000088939 [Member] | Mortgage-Backed Securities, Other [Member]
Holdings [Line Items]
Percent of Total Long Exposure	10.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	10.50%
C000088939 [Member] | Emerging Markets Bonds [Member]
Holdings [Line Items]
Percent of Total Long Exposure	19.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	19.70%
C000088939 [Member] | Collateralized Debt Obligations [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.40%
C000088939 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.00%
C000088939 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Long Exposure	10.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	10.50%
C000088939 [Member] | High Yield Corporates [Member]
Holdings [Line Items]
Percent of Total Long Exposure	6.50%
Percent of Total Short Exposure	(3.10%)
Percent of Net Long Exposure	3.40%
C000088939 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.60%
C000088939 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Long Exposure	7.50%
Percent of Total Short Exposure	(3.90%)
Percent of Net Long Exposure	3.60%
C000088939 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.30%
C000088939 [Member] | Investment Grade Corporates [Member]
Holdings [Line Items]
Percent of Total Long Exposure	21.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	21.40%
C000088939 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	28.70%
Percent of Total Short Exposure	(10.00%)
Percent of Net Long Exposure	18.70%
C000088939 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	131.60%
Percent of Total Short Exposure	(27.20%)
Percent of Net Long Exposure	104.40%
C000088939 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.20%
C000088939 [Member] | Non U S Government Bonds [Member]
Holdings [Line Items]
Percent of Total Long Exposure	36.70%
Percent of Total Short Exposure	(14.20%)
Percent of Net Long Exposure	22.50%
C000088940 [Member] | Other Quality [Member]
Holdings [Line Items]
Percent of Total Long Exposure	109.20%
Percent of Total Short Exposure	(117.20%)
Percent of Net Short Exposure	(8.00%)
C000088940 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Long Exposure	40.00%
Percent of Total Short Exposure	(27.20%)
Percent of Net Long Exposure	12.80%
C000088940 [Member] | Cash And Cash Equivalents Quality [Member]
Holdings [Line Items]
Percent of Total Long Exposure	7.50%
Percent of Total Short Exposure	(3.90%)
Percent of Net Long Exposure	3.60%
C000088940 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Long Exposure	109.20%
Percent of Total Short Exposure	(117.20%)
Percent of Net Short Exposure	(8.00%)
C000088940 [Member] | Residential Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.90%
C000088940 [Member] | Mortgage-Backed Securities, Other [Member]
Holdings [Line Items]
Percent of Total Long Exposure	10.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	10.50%
C000088940 [Member] | Emerging Markets Bonds [Member]
Holdings [Line Items]
Percent of Total Long Exposure	19.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	19.70%
C000088940 [Member] | Collateralized Debt Obligations [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.40%
C000088940 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.00%
C000088940 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Long Exposure	10.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	10.50%
C000088940 [Member] | High Yield Corporates [Member]
Holdings [Line Items]
Percent of Total Long Exposure	6.50%
Percent of Total Short Exposure	(3.10%)
Percent of Net Long Exposure	3.40%
C000088940 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.60%
C000088940 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Long Exposure	7.50%
Percent of Total Short Exposure	(3.90%)
Percent of Net Long Exposure	3.60%
C000088940 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.30%
C000088940 [Member] | Investment Grade Corporates [Member]
Holdings [Line Items]
Percent of Total Long Exposure	21.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	21.40%
C000088940 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	28.70%
Percent of Total Short Exposure	(10.00%)
Percent of Net Long Exposure	18.70%
C000088940 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	131.60%
Percent of Total Short Exposure	(27.20%)
Percent of Net Long Exposure	104.40%
C000088940 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.20%
C000088940 [Member] | Non U S Government Bonds [Member]
Holdings [Line Items]
Percent of Total Long Exposure	36.70%
Percent of Total Short Exposure	(14.20%)
Percent of Net Long Exposure	22.50%
C000120923 [Member] | Other Quality [Member]
Holdings [Line Items]
Percent of Total Long Exposure	109.20%
Percent of Total Short Exposure	(117.20%)
Percent of Net Short Exposure	(8.00%)
C000120923 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Long Exposure	40.00%
Percent of Total Short Exposure	(27.20%)
Percent of Net Long Exposure	12.80%
C000120923 [Member] | Cash And Cash Equivalents Quality [Member]
Holdings [Line Items]
Percent of Total Long Exposure	7.50%
Percent of Total Short Exposure	(3.90%)
Percent of Net Long Exposure	3.60%
C000120923 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Long Exposure	109.20%
Percent of Total Short Exposure	(117.20%)
Percent of Net Short Exposure	(8.00%)
C000120923 [Member] | Residential Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.90%
C000120923 [Member] | Mortgage-Backed Securities, Other [Member]
Holdings [Line Items]
Percent of Total Long Exposure	10.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	10.50%
C000120923 [Member] | Emerging Markets Bonds [Member]
Holdings [Line Items]
Percent of Total Long Exposure	19.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	19.70%
C000120923 [Member] | Collateralized Debt Obligations [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.40%
C000120923 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.00%
C000120923 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Long Exposure	10.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	10.50%
C000120923 [Member] | High Yield Corporates [Member]
Holdings [Line Items]
Percent of Total Long Exposure	6.50%
Percent of Total Short Exposure	3.10%
Percent of Net Long Exposure	3.40%
C000120923 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.60%
C000120923 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Long Exposure	7.50%
Percent of Total Short Exposure	(3.90%)
Percent of Net Long Exposure	3.60%
C000120923 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.30%
C000120923 [Member] | Investment Grade Corporates [Member]
Holdings [Line Items]
Percent of Total Long Exposure	21.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	21.40%
C000120923 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	28.70%
Percent of Total Short Exposure	(10.00%)
Percent of Net Long Exposure	18.70%
C000120923 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	131.60%
Percent of Total Short Exposure	(27.20%)
Percent of Net Long Exposure	104.40%
C000120923 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.20%
C000120923 [Member] | Non U S Government Bonds [Member]
Holdings [Line Items]
Percent of Total Long Exposure	36.70%
Percent of Total Short Exposure	(14.20%)
Percent of Net Long Exposure	22.50%
C000088938 [Member] | Other Quality [Member]
Holdings [Line Items]
Percent of Total Long Exposure	109.20%
Percent of Total Short Exposure	(117.20%)
Percent of Net Short Exposure	(8.00%)
C000088938 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Long Exposure	40.00%
Percent of Total Short Exposure	(27.20%)
Percent of Net Long Exposure	12.80%
C000088938 [Member] | Cash And Cash Equivalents Quality [Member]
Holdings [Line Items]
Percent of Total Long Exposure	7.50%
Percent of Total Short Exposure	(3.90%)
Percent of Net Long Exposure	3.60%
C000088938 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Long Exposure	109.20%
Percent of Total Short Exposure	(117.20%)
Percent of Net Short Exposure	(8.00%)
C000088938 [Member] | Residential Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.90%
C000088938 [Member] | Mortgage-Backed Securities, Other [Member]
Holdings [Line Items]
Percent of Total Long Exposure	10.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	10.50%
C000088938 [Member] | Emerging Markets Bonds [Member]
Holdings [Line Items]
Percent of Total Long Exposure	19.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	19.70%
C000088938 [Member] | Collateralized Debt Obligations [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.40%
C000088938 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.00%
C000088938 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Long Exposure	10.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	10.50%
C000088938 [Member] | High Yield Corporates [Member]
Holdings [Line Items]
Percent of Total Long Exposure	6.50%
Percent of Total Short Exposure	(3.10%)
Percent of Net Long Exposure	3.40%
C000088938 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.60%
C000088938 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Long Exposure	7.50%
Percent of Total Short Exposure	(3.90%)
Percent of Net Long Exposure	3.60%
C000088938 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.30%
C000088938 [Member] | Investment Grade Corporates [Member]
Holdings [Line Items]
Percent of Total Long Exposure	21.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	21.40%
C000088938 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	28.70%
Percent of Total Short Exposure	(10.00%)
Percent of Net Long Exposure	18.70%
C000088938 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	131.60%
Percent of Total Short Exposure	(27.20%)
Percent of Net Long Exposure	104.40%
C000088938 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.20%
C000088938 [Member] | Non U S Government Bonds [Member]
Holdings [Line Items]
Percent of Total Long Exposure	36.70%
Percent of Total Short Exposure	(14.20%)
Percent of Net Long Exposure	22.50%